Business Combinations and Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combinations and Dispositions
Business Combinations and Dispositions

3. Business Combinations and Dispositions

Dispositions

On March 31, 2022, the Company sold the rights to a 10% royalty on future net revenues generated by High Gardens, Inc., a former subsidiary of the Company that was divested in 2020, for cash consideration of $236,635. The carrying value of the intangible royalty asset prior to disposition was $68,276, resulting in a gain of $168,359 which was recorded in the unaudited condensed consolidated statement of loss and comprehensive loss for the three months ended March 31, 2022.

Assets Held for Sale

As of March 31, 2023 the Company identified property, equipment, and lease assets and liabilities associated with the businesses in New York, Nevada, Puerto Rico, and Massachusetts with carrying amounts that are expected to be recovered principally through sale or disposal rather than through continuing use such that the Company can better manage working capital and generate more favorable future cash flows. The sale of these assets and liabilities is highly probable, they can be sold in their immediate condition, and the sales are expected to occur within the next twelve months. As such, these assets and liabilities have been classified as “held for sale.” Assets and liabilities held for sale are as follows:

Assets held for sale
Property and equipment	$69,431,818
Intangible assets	662,501
Operating lease, right-of-use asset	3,508,869
Deferred Tax Assets	360,000
Deposits	3,104,291
Total assets held for sale	$77,067,479

Liabilities held for sale
Right of Use Liability	$75,525,255
Total liabilities held for sale	$75,525,255

3. Business Combinations and Dispositions

Dispositions

On March 31, 2022, the Company sold the rights to a 10% royalty on future net revenues generated by High Gardens, Inc., a former subsidiary of the Company that was divested in 2020, for cash consideration of $236,635. The carrying value of the intangible royalty asset prior to disposition was $68,276, resulting in a gain of $168,359 which was recorded in the unaudited condensed consolidated statement of loss and comprehensive loss for the year ended December 31, 2022.

On October 1, 2020, the Company reached a definitive agreement with Ayr Strategies Inc. (“Ayr”) to sell all of the assets and liabilities of its affiliated company, Ohio Medical Solutions, Inc. (“OMS”) for $1,150,000 in cash. Assets and liabilities relating to OMS were classified as “held for sale” as of December 31, 2020. On March 31, 2021, the sale of OMS was completed.  As part of this transaction, the Company transferred assets and liabilities with a net book value of $712,894.  Consideration received exceeded

OMS’s net assets at the time of sale, resulting in a gain of $437,106 which was recorded in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2021.

On November 1, 2021, subsidiaries and an affiliate of the Company entered into a Purchase Agreement with subsidiaries and an affiliate of Copperstate Farms, LLC (“Copperstate”) pursuant to which the Company sold its Phoenix dispensary and cultivation licenses, dispensary inventory and equipment, dispensary lease, and all dispensary revenue-producing contracts to Copperstate (the “Transaction”). On November 18, 2021, the Transaction closed. Cash consideration received of $15,125,010 exceeded net assets transferred of $8,659,077 resulting in a gain of $6,465,933 which was recorded in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2021.

Asset Acquisitions

Acquisition of MJ Distributing C201, LLC and MJ Distributing P132, LLC

On April 10, 2019, the Company entered into a definitive agreement to acquire 100% of the membership interests in MJ Distributing C201, LLC and MJ Distributing P132, LLC (“MJ Distributing”) which currently hold licenses to cultivate and distribute, respectively, medical and adult-use cannabis in the state of Nevada. The purpose of this acquisition was to acquire a medical marijuana license in the state of Nevada. The acquisition was financed with cash on hand and stock.

The acquisition of MJ Distributing was completed on January 5, 2021. As part of the closing of the acquisition the restricted cash of $1,592,500 was transferred to the sellers, the convertible notes in escrow were cancelled, and the Company issued 1,050,000 subordinate voting shares to the sellers. Management determined the total consideration paid of $1,592,500 in restricted cash, $1,385,239 associated with the fair value of the subordinate voting shares issued, and $28,136 of deferred acquisition costs, was equal to the fair value of the intangible asset acquired, or $3,005,875. The related operating results are included in the accompanying consolidated statements of operations, changes in shareholders’ equity, and statement of cash flows commencing from the date of acquisition.

Acquisition of the Assets of Charm City Medicus, LLC

On July 8, 2021, the Company’s subsidiary, Vireo of Charm City, LLC, signed a definitive agreement to purchase substantially all the assets of Charm City Medicus, LLC, a medical cannabis dispensary located in Baltimore, Maryland, and closed the transaction on November 19, 2021. Consideration paid totaled $7,219,713 consisting of 1,459,803 subordinate voting shares with a fair value of $1,367,590, a $2,000,000 note payable bearing an interest rate of 8%, cash of $3,491,865, an unpaid cash consideration of $308,294, and transaction costs of $51,964. Consideration paid exceeded net assets acquired of $35,131. The excess consideration paid of $7,184,583 was equal to the fair value of the intangible asset acquired. The related operating results are included in the accompanying consolidated statements of operations, changes in shareholders’ equity, and statement of cash flows commencing from the date of acquisition.

Assets Held for Sale

As of December 31, 2022 the Company identified property, equipment, and lease assets and liabilities associated with the businesses in Maryland, Nevada, Massachusetts, and Puerto Rico with carrying amounts that are expected to be recovered principally through sale or disposal rather than through continuing use. The sale of these assets and liabilities is highly probable, they can be sold in their immediate condition, and the sales are expected to occur within the next twelve months. As such, these assets and liabilities have been classified as “held for sale.” The carrying value of these net assets exceeded fair value less expected cost to sell, and as such, the Company recorded an impairment loss of $8,596,201 for the year ended December 31, 2022. Assets and liabilities held for sale are as follows:

Assets held for sale
Property and equipment	$2,217,143
Intangible assets	662,501
Operating lease, right-of-use asset	1,268,145
Deposits	92,992
Total assets held for sale	$4,240,781

Liabilities held for sale
Right of Use Liability	$1,319,847
Total liabilities held for sale	$1,319,847